Other provisions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2022	200	1,156	736	2,092
Exchange and other adjustments	1	2	82	85
Provisions applied	—	(245)	(170)	(415)
Charge for the period	35	79	77	191
At 30 June 2022	236	992	725	1,953